UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:
811-22576

Spend Life Wisely Funds Investment Trust
(Exact Name of Registrant as Specified in Charter)

1845 Woodall Rodgers
Suite 1000
Dallas, TX 75201
(Address of principal executive offices)(Zip code)

National Corporate Research, Ltd.
615 South DuPont Highway
Dover, Delaware 19901
 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code:
(214) 871-5200

Date of Fiscal Year End: July 31st

Date of Reporting Period: August 1, 2025 - July 31, 2026

Item 1.	Reports to Shareholders.

(a)	The Report to Shareholders is attached herewith.

This annual shareholder report contains important information about the SLW Short Duration Income ETF, formerly Wisdom Short Duration Income Fund, (the "Fund") for the period of August 1, 2025 to July 31, 2026.  Please contact us at 1-866-458-4744 or visit our website at https://slwfunds.com/funds/slws/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

July 31, 2026

NYSE Arca, Inc.: SLWS

SLW SHORT DURATION INCOME ETF

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SLW Short Duration Income ETF	$41	0.40%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $100,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $100,000 INVESTMENT

Table Summary
	SLW Short Duration Income ETF - $108,775	FTSE 3-Month Treasury Bill Index - $106,855
Dec-24	100,000	100,000
Jul-25	103,672	102,744
Jul-26	108,775	106,855

The chart above represents historical performance of an investment of $100,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOW DID THE FUND PERFORM THE PAST YEAR?

Front end yields rose over the fiscal year. The Fed cut rates in December 2025, then held the federal funds target range at 3.50% to 3.75% as conflict in the Middle East lifted oil prices and inflation expectations. By June, the Federal Open Market Committee, or FOMC, had removed its easing bias and signaled the possibility of a future rate hike. Credit spreads widened in March, then largely retraced.

The Fund stayed short, senior and high quality, and let income do the work. Net investment income accounted for substantially all of the year's results from operations, with realized and unrealized results roughly offsetting.

Contributors: Global and Canadian bank paper (i.e., Royal Bank of Canada 5.153% '31); business development and finance company paper; securitized carry from seasoned CMO and AAA CLO exposure (i.e., Finance of America Structured Securities Trust 2024-S4); energy and independent power (i.e., HF Sinclair 5.75% '31, NRG 5.75% '29, PSEG Power 5.20% '30); and insurance and autos (i.e., Unum 7.25% '28, Volkswagen 5.35% '30). Short Treasury futures in the two and five year tenors, used to manage rate risk, produced gains as yields rose.

Detractors: Communications holding, one legacy asset backed line, and select longer dated corporates, each sized to limit portfolio impact.

The Fund stayed true to the mandate. Liquid, high quality carry, diversified sleeves, and active duration management.

FUND STATISTICS

Table Summary
Total Net Assets	$387,383,092
# of Portfolio Holdings	198
Portfolio Turnover Rate	97%
Advisory Fees Paid by Fund, Net	$1,249,510

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (December 19, 2024)
SLW Short Duration Income ETF	4.92%	5.35%
FTSE 3-Month Treasury Bill Index	4.00%	4.19%

Past performance does not guarantee future results. Call 1-866-458-4744 or visit https://slwfunds.com/funds/slws/ for current month-end performance.

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

INDUSTRY

(Expressed as % of Total Investments)

Financials
49.54%
Real Estate
12.92%
Utilities
6.95%
Funds
6.25%
Energy
5.93%
Consumer Discretionary
4.18%
Government & Agency
4.05%
Consumer Staples
3.75%
Materials
2.07%
Communication Services
1.64%
Information Technology
1.51%
Industrials
1.01%
Health Care
0.13%
Money Market
0.07%

Table Summary
Value	Value
Money Market	0.07%
Health Care	0.13%
Industrials	1.01%
Information Technology	1.51%
Communication Services	1.64%
Materials	2.07%
Consumer Staples	3.75%
Government & Agency	4.05%
Consumer Discretionary	4.18%
Energy	5.93%
Funds	6.25%
Utilities	6.95%
Real Estate	12.92%
Financials	49.54%

FIXED INCOME: QUALITY STRUCTURE

(Expressed as a % of Total Investments)

Table Summary
Value	Value
BB	1.51%
BB+	2.20%
BBB-	20.54%
BBB	21.53%
BBB+	11.63%
A-	11.04%
A	7.60%
A+	2.71%
AA-	2.08%
AA	0.88%
AA+	2.29%
AAA	9.68%

Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade.

TOP 10 HOLDINGS*

(Expressed as a % of Total  Investments)

*Excludes Holdings in Other Registered Investment Companies

Table Summary
Eagle Funding Luxco S.a.r.l., 5.500%, 08/17/2030	2.12%
PSEG Power LLC, 5.200%, 05/15/2030	2.11%
HF Sinclair Corp., 5.750%, 01/15/2031	2.01%
Volkswagen Group of America Finance LLC, 5.350%, 03/27/2030	1.46%
Royal Bank of Canada Series GMTN, 5.153%, 02/04/2031	1.46%
Unum Group, 7.250%, 03/15/2028	1.36%
Blue Owl Technology Finance Corp., 6.100%, 03/15/2028	1.32%
Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 05/09/2029	1.32%
Franklin BSP Realty Trust, Inc. Series QIB, 8.250%, 04/25/2030	1.31%
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/2028	1.30%

SECTOR

(Expressed as % of Total Investments)

Table Summary
Value	Value
Corporate Bonds	75.80%
Mortgage-Backed Securities	13.83%
Exchange-Traded Funds	6.25%
Government-Sponsored Enterprise Debt	4.05%
Money Market Funds	0.07%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes to the Fund during the period ended July 31, 2026. For more complete information, you may review the Fund’s prospectus dated November 3, 2025, which is available at www.slwfunds.com/documents/slws/ or upon request at 1-866-458-4744. The Fund converted from a mutual fund (formerly known as Wisdom Short Duration Income Fund) to an exchange traded fund as of the close of business on November 4, 2025. Performance and financial history prior to such date reflect the performance and financial history of the fund as a mutual fund; and performance and financial history thereafter reflect the fund as an exchange traded fund. Effective June 8, 2026, the Fund changed its name from the Wisdom Short Duration Income ETF.

SLW SHORT DURATION INCOME ETF

ANNUAL SHAREHOLDER REPORT

July 31, 2026

NYSE Arca, Inc.: SLWS

1-866-458-4744

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://slwfunds.com/funds/slws/.

This annual shareholder report contains important information about the SLW Short Term Government Fund, formerly Wisdom Short Term Government Fund, (the "Fund") Institutional Class shares for the period of August 1, 2025 to July 31, 2026.  Please contact us at 1-866-458-4744 or visit our website at https://slwfunds.com/funds/slwtx/ for additional information.

This report describes changes to the Fund that occurred during the reporting period.

ANNUAL SHAREHOLDER REPORT

July 31, 2026

Institutional Class: SLWTX

SLW SHORT TERM GOVERNMENT FUND

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SLW Short Term Government Fund	$22	0.22%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $250,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $250,000 INVESTMENT

Table Summary
	SLW Short Term Government Fund - $266,701	FTSE 1-Month Treasury Bill Index - $266,942
Dec-24	250,000	250,000
Jul-25	256,432	256,743
Jul-26	266,701	266,942

The chart above represents historical performance of an investment of $250,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

HOW DID THE FUND PERFORM THE PAST YEAR?

Front end repriced over the fiscal year. After the December 2025 cut, the Fed held at 3.50 to 3.75%, and the conflict in the Middle East pushed oil and inflation expectations higher. By June the market had moved from pricing cuts to pricing a possible hike, and bill supply stayed heavy. Money market yields held firm throughout.

The Fund invests primarily in U.S. Treasury bills and agency obligations. We maintained a slightly longer weighted average maturity than peers, typically extending the ladder by one to two months, to harvest incremental roll without sacrificing daily liquidity. Net asset value held steady and the Fund distributed income monthly.

Contributors: On the run and next to maturity Treasury bills laddered across the August to October 2026 maturities; agency discount notes (i.e., Federal Home Loan Bank, Fannie Mae); and seasoned Freddie Mac K certificates and Fannie Mae ACES floaters, held for stable government backed cash flow.

Detractors: Minimal. Older, longer dated agency pass throughs lagged modestly as yields rose, and rotation produced a small unrealized loss that should recover at maturity.

The Fund stayed true to the mandate. High quality, liquid carry, disciplined ladder management, and daily liquidity as the first constraint.

FUND STATISTICS

Table Summary
Total Net Assets	$82,058,973
# of Portfolio Holdings	20
Portfolio Turnover Rate	108%
Advisor Reimbursed Fund, Net	$(50,851)

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (December 19, 2024)
SLW Short Term Government Fund	4.00%	4.09%
FTSE 1-Month Treasury Bill Index	3.97%	4.15%

Past performance does not guarantee future results. Call 1-866-458-4744 or visit https://slwfunds.com/funds/slwtx/ for current month-end performance.

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market	5.85%
Government & Agency	94.15%

FIXED INCOME: QUALITY STRUCTURE

(Expressed as a % of Total Investments)

Table Summary
Value	Value
AA+	92.94%
AAA	1.21%

Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade.

TOP 10 HOLDINGS*

(Expressed as a % of Total Investments)

*Excludes Holdings in Other Registered Investment Companies

Table Summary
United States Treasury Bill, 09/01/2026	20.65%
United States Treasury Bill, 08/04/2026	18.27%
United States Treasury Bill, 10/01/2026	15.74%
Fannie Mae Discount Notes, 08/03/2026	7.31%
Federal Home Loan Bank Discount Notes, 09/01/2026	6.07%
United States Treasury Bill, 3.640%, 09/03/2026	6.07%
Federal Home Loan Bank Discount Notes, 08/03/2026	4.87%
Freddie Mac Multifamily Structured Pass Through Certificates Series K065 Class A2, 3.243%, 04/25/2027	3.35%
Fannie Mae-Aces Series 2016-M10 Class FA, 4.351%, 08/25/2028	1.89%
Fannie Mae Pool AN7602, 2.870%, 01/01/2028	1.45%

SECTOR

(Expressed as % of Total Investments)

Table Summary
Value	Value
United States Treasury Bills	60.74%
Government-Sponsored Enterprise Debt	33.41%
Money Market Funds	5.85%

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes to the Fund during the period ended July 31, 2026. For more complete information, you may review the Fund’s prospectus dated December 1, 2025, which is available at www.slwfunds.com/documents/slwtx/ or upon request at 1-866-458-4744. Effective June 8, 2026, the Fund changed its name from the Wisdom Short Term Government Fund.

SLW SHORT TERM GOVERNMENT FUND

ANNUAL SHAREHOLDER REPORT

July 31, 2026

Institutional Class: SLWTX

1-866-458-4744

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://slwfunds.com/funds/slwtx/.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)           Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)           Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)           Compliance with applicable governmental laws, rules, and regulations;

(4)           The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)           Accountability for adherence to the code.

(c)	During the period covered by the report, there have not been any amendments to the provisions of the code of ethics adopted in Item 2(a) of this report.

(d)	During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics adopted in Item 2(a) of this report.

(e)	Not applicable.

(f)	The registrant's code of ethics referred to in Item 2(a) above is attached as Exhibit 19(a)(l), hereto.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

SLWS		SLWTX
FY 2026	$ 22,000	FY 2026	$ 19,000
FY 2025	$ 18,000	FY 2025	$ 16,000

(b)	Audit-Related Fees

SLWS		SLWTX
FY 2026	$ 1,760	FY 2026	$ 1,760
FY 2025	$ 1,149.40	FY 2025	$ 1,149.40

Nature of the fees:	Not applicable.

(c)	Tax Fees

SLWS		SLWTX
FY 2026	$ 4,500	FY 2026	$ 4,500
FY 2025	$ 4,500	FY 2025	$ 4,500

Nature of the fees:	Tax preparation and filing.

(d)	All Other Fees

SLWS		SLWTX
FY 2026	$ 0	FY 2026	$ 0
FY 2025	$ 0	FY 2025	$ 0

Nature of the fees:	Not applicable.

(e)	(1)	Audit Committee’s Pre-Approval Policies

The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)	Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

SLWS		SLWTX
FY 2026	$ 4,500	FY 2026	$ 4,500
FY 2025	$ 4,500	FY 2025	$ 4,500

(h)	The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

SLW Short Duration Income ETF

(formerly Wisdom Short Duration Income ETF)

NYSE Arca, Inc: (SLWS)

SLW Short Term Government Fund

(formerly Wisdom Short Term Government Fund)

Institutional Class: (SLWTX)

Financial Statements and Notes to Financial Statements

July 31, 2026

SLW Short Duration Income ETF

SCHEDULE OF INVESTMENTS

July 31, 2026

Shares/Principal		Value
LONG-TERM INVESTMENTS - 97.81%
CORPORATE BONDS - 75.09%
Communication Services - 1.61%
2,000,000	Orange SA, 9.000%, due 03/01/2031, France	$2,306,892
4,000,000	Space Exploration Technologies Corp., 5.350%, due 07/15/2031(a)	3,894,726
		6,201,618
Consumer Discretionary - 4.09%
354,240	Air Canada Series 2017-1 Class AA Pass Through Trust, 3.300%, due 01/15/2030, Canada(a)	334,994
274,232	British Airways 2019-1 Class AA Pass Through Trust, 3.300%, due 12/15/2032, United Kingdom(a)	257,946
500,000	Toyota Motor Credit Corp. Series MTN, 5.250%, due 01/22/2030, Japan	501,359
1,785,549	Turkish Airlines 2015-1 Class A Pass Through Trust, 4.200%, due 03/15/2027, Turkey(a)	1,746,391
921,042	United Airlines 2016-1 Class A Pass Through Trust, 3.450%, due 07/07/2028	891,292
3,000,000	Volkswagen Group of America Finance LLC, 5.650%, due 09/12/2028, Germany(a)	3,038,512
1,500,000	Volkswagen Group of America Finance LLC, 6.450%, due 11/16/2030, Germany(a)	1,567,618
2,000,000	Volkswagen Group of America Finance LLC, 5.250%, due 03/22/2029, Germany(a)	2,010,372
5,500,000	Volkswagen Group of America Finance LLC, 5.350%, due 03/27/2030, Germany(a)	5,519,391
		15,867,875
Consumer Staples - 3.67%
1,500,000	BAT Capital Corp., 5.834%, due 02/20/2031, United Kingdom	1,547,706
2,000,000	Bayer US Finance II LLC, 4.375%, due 12/15/2028, Germany	1,974,381
1,500,000	Bayer US Finance LLC, 6.375%, due 11/21/2030, Germany(a)	1,566,036
221,948	CVS Pass-Through Trust, 5.880%, due 01/10/2028	221,639
3,000,000	HCA, Inc., 4.700%, due 05/15/2031	2,943,696
500,000	Roche Holdings, Inc., 4.075%, due 12/02/2030(a)	485,719
500,000	Roche Holdings, Inc., 4.374%, due 12/02/2032(a)	485,311
5,000,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, due 05/09/2029, Israel	4,987,972
		14,212,460
Energy - 5.81%
1,090,000	Devon OEI Operating LLC, 7.500%, due 09/15/2027	1,114,390
500,000	Enbridge, Inc., 6.200%, due 11/15/2030, Canada	521,748
500,000	Enbridge, Inc., 4.900%, due 06/20/2030, Canada	499,110
1,000,000	Enbridge, Inc., 4.200%, due 11/20/2028, Canada	989,405
500,000	Energy Transfer LP, 5.200%, due 04/01/2030	503,602
3,000,000	Energy Transfer LP, 4.550%, due 01/15/2031	2,937,906
7,500,000	HF Sinclair Corp., 5.750%, due 01/15/2031	7,624,362
1,000,000	HF Sinclair Corp., 5.500%, due 09/01/2032	1,000,581
1,000,000	Occidental Petroleum Corp., 7.875%, due 09/15/2031	1,116,140
2,000,000	Occidental Petroleum Corp., 8.875%, due 07/15/2030	2,230,502
1,500,000	Valero Energy Corp., 5.150%, due 02/15/2030	1,511,997
2,344,000	Western Midstream Operating LP, 7.250%, due 04/01/2030(a)	2,453,964
		22,503,707
Financials - 48.50%
2,390,000	ANZ Bank New Zealand Ltd., 5.548%, due 08/11/2032, Australia(a)(b)	2,401,038
1,000,000	ANZ Bank New Zealand Ltd., 5.898%, due 07/10/2034, Australia(a)(b)	1,019,180
1,000,000	Apollo Debt Solutions BDC, 5.200%, due 12/08/2028(a)	985,616
3,500,000	Apollo Debt Solutions BDC, 5.700%, due 01/23/2031(a)	3,408,205
5,000,000	Ares Capital Corp., 5.100%, due 01/15/2031	4,807,812
2,000,000	Ares Capital Corp., 5.500%, due 09/01/2030	1,964,636
2,000,000	Athene Global Funding, 5.380%, due 01/07/2030(a)	1,996,506
3,000,000	Atlas Warehouse Lending Co. LP, 5.250%, due 01/15/2033(a)	2,903,828
5,000,000	Atlas Warehouse Lending Co. LP, 4.625%, due 11/15/2028(a)	4,931,375
1,000,000	Atlas Warehouse Lending Co. LP, 4.950%, due 11/15/2030(a)	977,473
1,085,000	Australia & New Zealand Banking Group Ltd., 5.731%, due 09/18/2034, Australia(a)(b)	1,100,934
1,500,000	Avolon Holdings Funding Ltd., 4.200%, due 04/15/2029, China(a)	1,466,976
2,000,000	Avolon Holdings Funding Ltd., 5.750%, due 03/01/2029, China(a)	2,031,603
3,000,000	Avolon Holdings Funding Ltd., 5.150%, due 01/15/2030, China(a)	2,996,037
4,000,000	Avolon Holdings Funding Ltd., 5.375%, due 05/30/2030, China(a)	4,011,072
2,000,000	Avolon Holdings Funding Ltd., 4.700%, due 01/30/2031, China(a)	1,948,470
2,000,000	Bank of America Corp. Series B, 8.050%, due 06/15/2027	2,049,187
1,000,000	Blackstone Private Credit Fund, 7.300%, due 11/27/2028	1,032,961
3,500,000	Blackstone Private Credit Fund, 5.600%, due 11/22/2029	3,443,296

See Notes to Financial Statements.

SLW Short Duration Income ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued)

Shares/Principal		Value
CORPORATE BONDS - 75.09% (continued)
Financials - 48.50%(Continued)
4,000,000	Blue Owl Capital Corp., 6.200%, due 07/15/2030	$3,960,271
2,500,000	Blue Owl Capital Corp., 5.950%, due 03/15/2029	2,495,469
1,000,000	Blue Owl Credit Income Corp., 7.750%, due 01/15/2029	1,029,179
1,000,000	Blue Owl Credit Income Corp., 5.800%, due 03/15/2030	971,998
5,000,000	Blue Owl Technology Finance Corp., 6.100%, due 03/15/2028	5,002,422
1,000,000	Capital One Financial Corp., 4.722%, due 01/30/2032(b)	978,099
2,000,000	Citadel Finance LLC, 5.900%, due 02/10/2030(a)	2,008,353
1,000,000	Corebridge Global Funding, 5.200%, due 06/24/2029(a)	1,007,130
500,000	Corebridge Global Funding, 4.800%, due 05/29/2029(a)	498,646
2,000,000	Corebridge Global Funding, 4.550%, due 01/09/2031(a)	1,953,866
2,000,000	Corebridge Global Funding, 4.450%, due 10/02/2030(a)	1,950,180
3,000,000	Credit Agricole SA, 5.222%, due 05/27/2031, France(a)(b)	3,007,137
2,000,000	Credit Agricole SA, 4.656%, due 01/12/2032, France(a)(b)	1,952,305
1,500,000	Danske Bank A/S, 5.019%, due 03/04/2031, Denmark(a)(b)	1,495,093
1,000,000	Deutsche Bank AG Series MTN, 5.000%, due 09/10/2029, Germany	992,040
1,850,000	Deutsche Bank AG, 5.370%, due 01/10/2029, Germany(b)	1,863,411
1,000,000	Deutsche Bank AG, 5.882%, due 07/08/2031, Germany(b)	1,011,232
1,000,000	Deutsche Bank AG, 5.297%, due 05/09/2031, Germany(b)	1,000,868
1,000,000	Deutsche Bank AG, 4.875%, due 12/01/2032, Germany(b)	992,830
1,000,000	Essent Group Ltd., 6.250%, due 07/01/2029	1,028,216
5,000,000	Franklin BSP Realty Trust, Inc. Series QIB, 8.250%, due 04/25/2030(a)	4,968,040
2,000,000	Gabx Leasing LLC, 4.625%, due 04/15/2031(a)	1,952,973
2,000,000	Goldman Sachs BDC, Inc., 5.100%, due 01/28/2029	1,950,188
3,000,000	Goldman Sachs Group, Inc., 5.240%, due 07/21/2032(b)	2,994,747
1,000,000	Goldman Sachs Private Credit Corp., 6.250%, due 05/06/2030	1,006,267
2,000,000	Goldman Sachs Private Credit Corp., 5.875%, due 01/31/2031	1,965,197
5,000,000	HPS Corporate Lending Fund, 5.150%, due 04/02/2029(a)	4,874,338
5,000,000	HPS Corporate Lending Fund, 5.650%, due 04/02/2031(a)	4,818,204
1,000,000	HPS Corporate Lending Fund, 4.900%, due 09/11/2028	980,284
1,382,000	JPMorgan Chase & Co., 8.750%, due 09/01/2030	1,571,141
1,000,000	JPMorgan Chase & Co., 6.087%, due 10/23/2029(b)	1,027,007
500,000	JPMorgan Chase & Co., 4.920%, due 01/24/2029(b)	501,921
1,000,000	JPMorgan Chase & Co., 5.140%, due 01/24/2031(b)	1,003,898
1,250,000	JPMorgan Chase & Co., 4.550% (1D SOFR + 0.92%), due 04/22/2028(b)	1,254,286
1,500,000	JPMorgan Chase & Co. Series FRN, 4.460% (1D SOFR + 0.80%), due 01/24/2029(b)	1,505,494
1,640,000	JPMorgan Chase & Co. Series B, 4.573% (3M SOFR + 0.76%), due 02/01/2027(b)	1,633,661
1,000,000	JPMorgan Chase & Co. Series F, 4.550% (3M SOFR + 0.89%), due 08/01/2028(b)	988,416
145,000	JPMorgan Chase & Co., 4.470% (3M SOFR + 0.81%), due 02/01/2027(b)	144,425
1,000,000	Liberty Mutual Insurance Co., 7.875%, due 10/15/2026(a)	1,005,665
1,000,000	Lloyds Banking Group PLC, 4.425%, due 11/04/2031, United Kingdom(b)	973,393
2,000,000	Lloyds Banking Group PLC, 4.241%, due 02/10/2030, United Kingdom(b)	1,966,814
1,000,000	Mitsubishi UFJ Financial Group, Inc., 5.130% (1D SOFR + 1.48%), due 04/24/2031, Japan(b)	1,020,538
2,000,000	Mizuho Financial Group, Inc., 5.098%, due 05/13/2031, Japan(b)	2,000,564
1,000,000	Morgan Stanley, 4.493%, due 01/16/2032(b)	970,921
2,000,000	Morgan Stanley, 4.868%, due 07/12/2029(b)	2,000,235
2,000,000	Morgan Stanley, 5.656%, due 04/18/2030(b)	2,034,021
1,000,000	Morgan Stanley Bank NA, 5.016%, due 01/12/2029(b)	1,004,813
900,000	Morgan Stanley Bank NA, 4.536% (1D SOFR + 0.90%), due 01/12/2029(b)	903,143
3,000,000	NatWest Group PLC, 5.115%, due 05/23/2031, United Kingdom(b)	2,997,673
1,500,000	NatWest Group PLC, 4.983%, due 06/18/2032, United Kingdom(b)	1,484,467
1,000,000	NatWest Group PLC, 5.076%, due 01/27/2030, United Kingdom(b)	1,003,372
1,000,000	NatWest Group PLC, 4.736% (1D SOFR + 1.10%), due 05/23/2029, United Kingdom(b)	1,005,704
1,000,000	NatWest Markets PLC, 5.022%, due 03/21/2030, United Kingdom(a)	1,000,791
1,000,000	Northwest Florida Timber Finance LLC, 4.750%, due 03/04/2029(a)	973,884
2,000,000	RGA Global Funding, 5.250%, due 01/09/2030(a)	2,009,360
3,582,000	Royal Bank of Canada Series GMTN, 4.969%, due 08/02/2030, Canada(b)	3,591,289
3,000,000	Royal Bank of Canada Series GMTN, 4.970%, due 01/24/2029, Canada(b)	3,014,748
5,500,000	Royal Bank of Canada Series GMTN, 5.153%, due 02/04/2031, Canada(b)	5,522,332
2,500,000	Royal Bank of Canada Series GMTN, 4.687% (1D SOFR + 1.03%), due 02/04/2031, Canada(b)	2,516,131
4,000,000	SBL Holdings, Inc., 5.000%, due 02/18/2031(a)	3,568,427
5,000,000	SBL Holdings, Inc., 5.900%, due 09/26/2028(a)	4,887,767

See Notes to Financial Statements.

SLW Short Duration Income ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued)

Shares/Principal		Value
CORPORATE BONDS - 75.09% (continued)
Financials - 48.50%(Continued)
2,500,000	Sixth Street Lending Partners, 6.125%, due 07/15/2030	$2,496,280
2,000,000	Sixth Street Lending Partners, 5.750%, due 01/15/2030	1,978,820
1,000,000	Sixth Street Specialty Lending, Inc., 5.650%, due 08/15/2031	976,871
1,000,000	Sumitomo Mitsui Financial Group, Inc., 4.692% (1D SOFR + 1.05%), due 04/15/2030, Japan(b)	1,005,817
3,500,000	Toronto-Dominion Bank Series MTN, 4.808%, due 06/03/2030, Canada	3,493,348
1,000,000	Toronto-Dominion Bank Series GMTN, 5.400%, due 01/31/2030, Canada	1,003,680
1,800,000	Toronto-Dominion Bank Series GMTN, 4.994%, due 04/05/2029, Canada	1,811,988
600,000	Toronto-Dominion Bank Series GMTN, 5.000%, due 07/11/2030, Canada	594,267
2,000,000	Toronto-Dominion Bank Series F, 4.411%, due 01/13/2031, Canada	1,959,304
5,007,000	Unum Group, 7.250%, due 03/15/2028	5,170,391
2,000,000	VCT Holdings LLC, 6.000%, due 12/30/2026(a)	2,002,500
2,400,000	Westpac Banking Corp., 3.020%, due 11/18/2036, Australia(b)	2,125,993
		187,890,748
Health Care - 0.13%
500,000	Amgen, Inc., 4.200%, due 02/19/2031	485,513
Industrials - 1.00%
2,000,000	Avolon Holdings Funding Ltd., 4.900%, due 10/10/2030, China(a)	1,965,767
500,000	CRH America Finance, Inc., 4.400%, due 02/09/2031	488,133
500,000	Howmet Aerospace, Inc., 4.550%, due 11/15/2032	485,113
400,000	Howmet Aerospace, Inc., 3.900%, due 04/15/2029	391,452
500,000	Verisk Analytics, Inc., 4.450%, due 03/15/2031	486,057
		3,816,522
Information Technology - 1.47%
1,000,000	Intel Corp., 4.650%, due 06/01/2031	977,992
1,000,000	Kyndryl Holdings, Inc., 3.150%, due 10/15/2031	833,486
1,500,000	Microchip Technology, Inc., 5.050%, due 02/15/2030	1,493,667
1,000,000	Oracle Corp., 4.550%, due 02/04/2029	975,128
1,500,000	Oracle Corp., 4.950%, due 02/04/2031	1,433,168
		5,713,441
Materials - 2.02%
3,000,000	Anglo American Capital PLC, 5.625%, due 04/01/2030, South Africa(a)	3,053,374
1,500,000	Eastman Chemical Co., 4.500%, due 02/20/2031	1,458,370
1,000,000	Glencore Funding LLC, 5.186%, due 04/01/2030, Australia(a)	1,003,301
1,000,000	Glencore Funding LLC, 4.900%, due 07/01/2031, Australia(a)	989,344
1,000,000	NOVA Chemicals Corp., 8.500%, due 11/15/2028, United Arab Emirates(a)	1,032,252
300,000	Syensqo Finance America LLC, 5.650%, due 06/04/2029, Belgium(a)	305,592
		7,842,233
Utilities - 6.79%
2,500,000	Constellation Energy Corp., 5.000%, due 02/01/2031	2,486,254
4,000,000	DTE Energy Co., 5.200%, due 04/01/2030	4,026,760
500,000	Duke Energy Florida LLC, 4.200%, due 12/01/2030	487,012
1,000,000	NRG Energy, Inc., 5.250%, due 06/15/2029(a)	991,065
4,750,000	NRG Energy, Inc., 5.750%, due 07/15/2029(a)	4,750,142
1,000,000	Pacific Gas and Electric Co., 5.050%, due 11/15/2031	989,762
2,275,000	Palomino Funding Trust I, 7.233%, due 05/17/2028(a)	2,353,567
8,000,000	PSEG Power LLC, 5.200%, due 05/15/2030(a)	8,028,235
1,000,000	Public Service Electric and Gas Co., 4.200%, due 01/01/2031	973,862
1,250,000	Vistra Operations Co. LLC, 5.000%, due 07/31/2027(a)	1,250,163
		26,336,822
TOTAL CORPORATE BONDS (Cost $293,255,572)		290,870,939

EXCHANGE-TRADED FUNDS - 6.12%
280,000	Janus Henderson AAA CLO ETF	14,140,000
410,000	Simplify Treasury Option Income ETF	9,569,400

TOTAL EXCHANGE-TRADED FUNDS (Cost $23,662,152)		23,709,400

See Notes to Financial Statements.

SLW Short Duration Income ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued)

Shares/Principal		Value
GOVERNMENT-SPONSORED ENTERPRISE DEBT - 3.96%
8,000,000	Eagle Funding Luxco S.a.r.l., 5.500%, due 08/17/2030, Netherlands(a)	$7,996,000
400,148	Freddie Mac STACR REMIC Trust 2024-HQA1 Class A1, 4.866%, due 03/25/2044(a)(b)	402,422
445,000	Freddie Mac STACR REMIC Trust 2025-DNA1 Class A1, 4.566%, due 01/25/2045(a)(b)	446,617
914,962	Government National Mortgage Association 2019-H14 Class DF, 4.736%, due 08/20/2069(b)	926,166
2,006,334	Government National Mortgage Association 2019-H15 Class FJ, 4.336%, due 09/20/2069(b)	2,009,109
952,817	Government National Mortgage Association 2020-H17 Class BF, 4.956%, due 09/20/2070(b)	969,092
836,714	Government National Mortgage Association 2023-H20 Class FL, 4.721%, due 05/20/2073(b)	849,976
1,750,000	Korea National Oil Corp., 4.407% (1D SOFR + 0.77%), due 03/31/2028, South Korea(a)(b)	1,756,318

TOTAL GOVERNMENT-SPONSORED ENTERPRISE DEBT (Cost $15,364,586)		15,355,700

MORTGAGE-BACKED SECURITIES - 12.64%
2,602,658	Angel Oak Mortgage Trust 2023-3 Class A1, 4.800%, due 09/26/2067(a)	2,594,126
274,648	BRAVO Residential Funding Trust 2021-NQM2 Class A1, 0.970%, due 03/25/2060(a)(b)	272,870
1,500,000	BXMT 2020-FL2 Ltd. Class B, 5.401%, due 02/15/2038(a)(b)	1,500,542
563,415	CHNGE Mortgage Trust 2022-NQM1 Class A1, 5.189%, due 06/25/2067(a)	563,015
1,000,000	CSMC 2020-SPT1 Trust Class M1, 3.388%, due 04/25/2065(a)(b)	983,083
1,107,783	FIGRE Trust 2025-HE4 Class A, 5.408%, due 07/25/2055(a)(b)	1,099,339
2,356,798	Finance of America HECM Buyout Series 2025-HB1 Class A, 4.500%, due 11/25/2028(a)(b)	2,328,848
2,500,000	Finance of America HECM Buyout Series 2025-HB1 Class M1, 5.000%, due 11/25/2035(a)(b)	2,461,627
2,000,000	Finance of America HECM Buyout Series 2025-HB1 Class M2, 5.250%, due 11/25/2028(a)(b)	1,973,711
889,651	Finance of America HECM Buyout Series 2026-HB1 Class A, 4.250%, due 03/25/2029(a)(b)	872,896
1,900,000	Finance of America HECM Buyout Series 2026-HB1 Class M2, 4.750%, due 03/25/2029(a)(b)	1,861,643
82,478	Finance of America Structured Securities RMF Trust Series 2023-RMF1 Class A3, 3.000%, due 09/25/2061(a)(b)	84,767
1,641,698	Finance of America Structured Securities Trust Series 2024-S2 Class A1, 3.500%, due 04/25/2074(a)	1,621,883
3,911,960	Finance of America Structured Securities Trust Series 2024-S4 Class A3, 3.500%, due 11/25/2074(a)	3,807,908
2,011,480	Finance of America Structured Securities Trust Series 2024-S4 Class AV, 5.116%, due 11/25/2074(a)(b)	2,019,532
1,343,824	Finance of America Structured Securities Trust Series 2025-PC2 Class AV, 4.866%, due 05/25/2075(a)(b)	1,337,369
879,237	Finance of America Structured Securities Trust Series 2025-S1 Class A3, 3.500%, due 02/25/2075(a)	852,220
1,969,539	Finance of America Structured Securities Trust Series 2026-PC2 Class A1, 4.500%, due 06/25/2056(a)(b)	1,927,351
1,951,512	Finance of America Structured Securities Trust Series 2026-S1 Class A1, 3.500%, due 03/25/2056(a)(b)	1,894,238
1,951,512	Finance of America Structured Securities Trust Series 2026-S1 Class AV, 4.866%, due 03/25/2056(a)(b)	1,952,707
614,023	GCAT 2022-NQM2 Trust Class A1, 5.210%, due 02/25/2067(a)(b)	606,498
1,186,298	GS Mortgage-Backed Securities Trust 2025-PJ4 Class A5, 5.500%, due 09/25/2055(a)(b)	1,183,074
604,413	GS Mortgage-Backed Securities Trust 2025-PJ5 Class A2, 5.500%, due 10/25/2055(a)(b)	593,911
899,736	GS Mortgage-Backed Securities Trust 2025-PJ6 Class A4, 6.000%, due 11/25/2055(a)(b)	900,270
1,872,475	Lafayette Credit Union Series 2026-HI1A, 5.375%, due 01/25/2046(a)(b)	1,843,348
1,755,721	MFA 2022-NQM2 Trust Class A2, 5.000%, due 05/25/2067(a)(b)	1,648,214
927,801	Nelnet Student Loan Trust Series 2014-6A Class A, 4.381%, due 11/25/2052(a)(b)	926,195
1,000,000	Onity Loan Investment Trust 2025-HB1 Class M1, 3.000%, due 06/25/2038(a)(b)	952,948
805,809	PRKCM 2024-HOME1 Trust Class A1, 6.431%, due 05/25/2059(a)	810,961
624,212	Provident Funding Mortgage Trust 2025-2 Class A2, 5.500%, due 06/25/2055(a)(b)	613,340
997,899	Provident Funding Mortgage Trust 2025-2 Class A4, 5.500%, due 06/25/2055(a)(b)	994,634
1,877,255	RMF Proprietary Issuance Trust Series 2022-3 Class A, 4.000%, due 08/25/2062(a)(b)	1,872,123
1,000,000	Saluda Grade Alternative Mortgage Trust 2022-SEQ2 Class A3, 4.500%, due 02/25/2052(a)(b)	966,022
405,400	SKY Trust 2025-LINE Class A, 6.265%, due 04/15/2042(a)(b)	407,894
983,392	Stone Street Receivables Funding 2015-1 LLC Class A, 3.570%, due 12/15/2054(a)	880,292
1,418,990	Sutherland Commercial Mortgage Trust Series 2021-SBC10, 1.550%, due 12/25/2041(a)(b)	1,328,123
458,218	VINE 2024-SFR1 Trust Class A, 4.500%, due 03/17/2041(a)	446,881
TOTAL MORTGAGE-BACKED SECURITIES (Cost $49,031,756)		48,984,403

TOTAL LONG TERM-INVESTMENTS - 97.81% (Cost $381,314,066)		378,920,442

SHORT-TERM INVESTMENTS - 0.07%
MONEY MARKET FUNDS - 0.07%
259,265	Blackrock Liquidity Tempcash Institutional Class, 3.70%(c)	259,342
TOTAL MONEY MARKET FUNDS (Cost $259,342)		259,342

TOTAL SHORT TERM-INVESTMENTS - 0.07% (Cost $259,342)		259,342

See Notes to Financial Statements.

SLW Short Duration Income ETF

SCHEDULE OF INVESTMENTS

July 31, 2026 (Continued)

Value
TOTAL INVESTMENTS - 97.88% (Cost $381,573,408)	$379,179,784

Other Assets in Excess of Liabilities - 2.12%	8,203,308

NET ASSETS - 100.00%	$387,383,092

Investment Abbreviations:

AG - Aktiengesellschaft (German: Stock Corporation)

A/S - Aktieselskab (Danish: Joint Stock Company)

BDC – Business Development Company

BV – Besloten Vennootschap (Dutch: Private Limited Company)

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

NA - National Association

PLC - Public Limited Company

SA - Société Anonyme (French: Public Limited Company)

S.a.r.l. - Société Anonyme a Responsabilite Limitee (French: Limited Liability Company)

SOFR – Secured Overnight Financing Rate

(a)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of July 31, 2026, these securities had an aggregate value of $186,782,516 or 48.22% of net assets.
(b)	Variable rate security. The coupon rate shown represents the rate as of July 31, 2026.
(c)	The rate shown represents the yield as of July 31, 2026.

Futures Contracts
Description	Position	Contracts	Expiration Date	Notional Value	Value	Unrealized Depreciation
10-Year US Treasury Note	Long	20	September 21, 2026	$2,163,308	$2,160,000	$(3,308)
				$2,163,308	$2,160,000	$(3,308)

Description	Position	Contracts	Expiration Date	Notional Value	Value	Unrealized Appreciation
2-Year US Treasury Note	Short	(220)	September 30, 2026	$(45,334,908)	$(45,234,063)	$100,845
5-Year US Treasury Note	Short	(1,035)	September 30, 2026	(110,536,130)	(109,685,742)	850,388
				$(155,871,038)	$(154,919,805)	$951,233

See Notes to Financial Statements.

SLW Short Term Government Fund

SCHEDULE OF INVESTMENTS
July 31, 2026

Shares/Principal		Value
LONG-TERM INVESTMENTS - 33.42%
GOVERNMENT-SPONSORED ENTERPRISE DEBT - 33.42%
6,000,000	Fannie Mae Discount Notes, due 08/03/2026	$5,998,207
1,000,000	Fannie Mae Pool AN2351, 2.150%, due 09/01/2026	995,826
1,218,314	Fannie Mae Pool AN7602, 2.870%, due 01/01/2028	1,191,272
1,000,000	Fannie Mae Pool BS1957, 1.410%, due 05/01/2028	945,215
301,233	Fannie Mae-Aces Series 2017-M3 Class A2, 2.564%, due 12/25/2026(a)	299,294
740,403	Fannie Mae-Aces Series 2018-M4 Class A2, 3.169%, due 03/25/2028(a)	726,091
1,548,343	Fannie Mae-Aces Series 2016-M10 Class FA, 4.351%, due 08/25/2028(a)	1,553,460
4,000,000	Federal Home Loan Bank Discount Notes, due 08/03/2026	3,998,805
5,000,000	Federal Home Loan Bank Discount Notes, due 09/01/2026	4,983,822
560,704	Freddie Mac Multifamily Structured Pass Through Certificates Series K101 Class A1, 2.190%, due 07/25/2029	539,822
367,732	Freddie Mac Multifamily Structured Pass Through Certificates Series K058 Class A2, 2.653%, due 08/25/2026	366,617
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series K064 Class A2, 3.224%, due 03/25/2027	993,568
2,770,000	Freddie Mac Multifamily Structured Pass Through Certificates Series K065 Class A2, 3.243%, due 04/25/2027	2,746,944
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates Series K-740 Class A2, 1.470%, due 09/25/2027	969,264
1,137,680	SBA Small Business Investment Cos. Series 2017-10B, 2.518%, due 09/10/2027	1,117,251

TOTAL GOVERNMENT-SPONSORED ENTERPRISE DEBT (Cost $27,481,408)		27,425,458

TOTAL LONG TERM-INVESTMENTS - 33.42% (Cost $27,481,408)		27,425,458

SHORT-TERM INVESTMENTS - 66.61%
UNITED STATES TREASURY BILLS - 60.75%(b)
15,000,000	0.91%, due 08/04/2026	14,998,500
17,000,000	3.34%, due 09/01/2026	16,950,426
5,000,000	3.37%, due 09/03/2026	4,984,363
13,000,000	3.56%, due 10/01/2026	12,921,835
TOTAL UNITED STATES TREASURY BILLS (Cost $49,845,389)		49,855,124

MONEY MARKET FUNDS - 5.86%
4,805,062	Fidelity Government Portfolio Institutional Class, 3.57%(b)	4,805,062

TOTAL MONEY MARKET FUNDS (Cost $4,805,062)		4,805,062

TOTAL SHORT TERM-INVESTMENTS - 66.61% (Cost $54,650,451)		54,660,186

TOTAL INVESTMENTS - 100.03% (Cost $82,131,859)		82,085,644

Liabilities in Excess of Other Assets - (0.03)%		(26,671)

NET ASSETS - 100.00%		$82,058,973

(a)	Variable rate security. The coupon rate shown represents the rate as of July 31, 2026.
(b)	The rate shown represents the yield as of July 31, 2026.

See Notes to Financial Statements.

Spend Life Wisely Funds Investment Trust

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2026

	SLW Short Duration Income ETF	SLW Short Term Government Fund
Assets:
Investments In Securities, At Value	$379,179,784	$82,085,644
Deposit with Broker for Futures Contracts	3,346,393	—
Receivables:
Dividends and Interest	4,046,003	35,620
Shareholder Subscriptions	—	256,098
Unrealized Appreciation on Futures Contracts	951,233	—
Prepaid Expenses and Other Assets	—	3,774
Total Assets	387,523,413	82,381,136
Liabilities:
Overdraft Due to Custodian	100	—
Payables:
Advisory Fees	130,995	—
Shareholder Redemptions	—	1,769
Distributions	—	256,098
Administrative Fees	—	8,597
Audit Fees	5,918	23,500
Legal Fees	—	4,418
Custody Fees	—	9,424
Transfer Agent Fees	—	2,607
Trustee Fees	—	156
Other Expenses	—	15,594
Unrealized Depreciation on Futures Contracts	3,308	—
Total Liabilities	140,321	322,163
Net Assets	$387,383,092	$82,058,973

Net Assets Consist Of:
Paid In Capital	$385,280,799	$82,099,438
Distributable Earnings/(Deficit)	2,102,293	(40,465)
Net Assets	$387,383,092	$82,058,973

Investments in Securities, At Cost	$381,573,408	$82,131,859

Net Asset Value:
Shares of Beneficial Interest	3,841,767	N/A
Net Asset Value, Price Per Share	$100.83	N/A

Institutional Class:
Shares Outstanding (unlimited number of shares authorized with no par value)	N/A	8,217,371
Net Asset Value, Redemption Price And Offering Price Per Share	N/A	$9.99

See Notes to Financial Statements.

Spend Life Wisely Funds Investment Trust

STATEMENTS OF OPERATIONS

For the Year Ended July 31, 2026

	SLW Short Duration Income ETF(a)	SLW Short Term Government Fund
Investment Income:
Dividends	$1,129,949	$15,927
Interest and Other Income	18,020,870	3,920,879
Total Investment Income	19,150,819	3,936,806
Expenses:
Advisory Fees (Note 6)	1,284,498	143,185
Administrative Fees (Note 7)	50,427	52,729
Operating Servicing Fees (Note 6)	13,730	60,080
Audit Fees	4,255	20,277
Transfer Agent Fees	19,194	30,767
Registration Fees	49,868	14,996
Trustee Fees	470	2,918
Tax Fees	99	169
Custody Fees	5,950	12,413
Insurance Fees	2,481	943
Printing Fees	5,370	4,206
NASDAQ Fees	497	1,475
Shareholder Servicing Fees	472	623
Miscellaneous Fees	12,562	12,074
Offering Fees	14,406	16,009
Legal Fees	71,695	32,203
Total Expenses	1,535,974	405,067
Advisory Fees Waived/Expenses Reimbursed (Note 6)	(34,988)	(194,036)
Net Expenses	1,500,986	211,031

Net Investment Income	17,649,833	3,725,775

Realized and Unrealized Gain/(Loss) On:
Net Realized Gain/(Loss) On:
Investments	1,358,070	(10,518)
Futures Contracts	2,632,113	-
Total Net Realized Gain/(Loss)	3,990,183	(10,518)
Net Change in Unrealized Appreciation/Depreciation On:
Investments	(4,058,645)	(20,185)
Futures Contracts	411,408	-
Net Change in Unrealized Appreciation/Depreciation	(3,647,237)	(20,185)
Net Realized and Unrealized Gain/(Loss) on Investments	342,946	(30,703)
Net Increase In Net Assets Resulting From Operations	$17,992,779	$3,695,072

(a)	The Fund converted from a mutual fund (formerly known as Wisdom Short Duration Income Fund) to an exchange traded fund as of the close of business on November 4, 2025. Performance and financial history prior to such date reflect the performance and financial history of the fund as a mutual fund; and performance and financial history thereafter reflect the fund as an exchange traded fund.

See Notes to Financial Statements.

Spend Life Wisely Funds Investment Trust

STATEMENTS OF CHANGES IN NET ASSETS

SLW Short Duration Income ETF	Year Ended July 31, 2026(a)	Period Ended July 31, 2025(b)
Increase/(Decrease) In Net Assets From Operations
Net Investment Income	$17,649,833	$5,455,646
Net Realized Gain	3,990,183	239,965
Net Change In Unrealized Appreciation/Depreciation	(3,647,237)	2,201,538
Net Increase in Net Assets Resulting From Operations	17,992,779	7,897,149

Distributions Paid to Shareholders (Note 9)	(18,398,548)	(5,428,501)

Capital Share Transactions (Note 9):
Shares Sold	19,707,318	356,472,100
Shares Reinvested	4,444,694	5,428,501
Shares Redeemed	(721,382)	(11,018)
Net Increase in Net Assets From Share Transactions	23,430,630	361,889,583

Total Increase in Net Assets	23,024,861	364,358,231

Net Assets:
Beginning of Period	364,358,231	-
End of Period	$387,383,092	$364,358,231

SLW Short Term Government Fund	Year Ended July 31, 2026	Period Ended July 31, 2025(b)
Increase/(Decrease) In Net Assets From Operations
Net Investment Income	$3,725,775	$1,329,225
Net Realized Loss	(10,518)	(2,333)
Net Change In Unrealized Appreciation/Depreciation	(20,185)	(26,030)
Net Increase in Net Assets Resulting From Operations	3,695,072	1,300,862

Distributions Paid to Shareholders (Note 9)	(3,737,385)	(1,340,333)

Capital Share Transactions (Note 9):
Shares Sold	626,569,058	50,723,100
Shares Reinvested	3,694,961	1,340,333
Shares Redeemed	(600,183,621)	(3,074)
Net Increase in Net Assets From Share Transactions	30,080,398	52,060,359

Total Increase in Net Assets	30,038,085	52,020,888

Net Assets:
Beginning of Period	52,020,888	-
End of Period	$82,058,973	$52,020,888

(a)	The Fund converted from a mutual fund (formerly known as Wisdom Short Duration Income Fund) to an exchange traded fund as of the close of business on November 4, 2025. Performance and financial history prior to such date reflect the performance and financial history of the fund as a mutual fund; and performance and financial history thereafter reflect the fund as an exchange traded fund.
(b)	For the period December 19, 2024 (commencement of investment operations) to July 31, 2025.

See Notes to Financial Statements.

SLW Short Duration Income ETF

FINANCIAL HIGHLIGHTS

Selected Data For a Share Outstanding Throughout the Periods

	For the Year Ended July 31, 2026(a)	For the Period Ended July 31, 2025(b)
PER COMMON SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$100.93	$100.00

Income/(Loss) From Investment Operations:
Net Investment Income(c)	4.76	3.06
Net Realized and Unrealized Gain on Investments	0.10	0.56
Total From Investment Operations	4.86	3.62

Distributions:
Net Investment Income	(4.75)	(2.69)
Net Realized Gains	(0.21)	-
Total From Distributions	(4.96)	(2.69)

Net Asset Value - End of Period	$100.83	$100.93

Total Return(d)	4.92%	3.67	%(e)

Ratios/Supplemental Data:
Net Assets At End Of Period (000s)	$387,383	$364,358
Before Waivers
Ratio Of Expenses to Average Net Assets	0.41%	0.50	%(f)
After Waivers
Ratio Of Expenses to Average Net Assets	0.40%	0.40	%(f)
Ratio Of Net Investment Income To Average Net Assets	4.70%	4.94	%(f)
Portfolio Turnover	97%	70	%(e)

(a)

The Fund converted from a mutual fund (formerly known as Wisdom Short Duration Income Fund) to an exchange traded fund as of the close of business on November 4, 2025. Performance and financial history prior to such date reflect the performance and financial history of the fund as a mutual fund; and performance and financial history thereafter reflect the fund as an exchange traded fund.

(b)	For the period December 19, 2024 (commencement of investment operations) to July 31, 2025.
(c)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(d)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested.

(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

SLW Short Term Government Fund

FINANCIAL HIGHLIGHTS

Selected Data For an Institutional Class Share Outstanding Throughout the Periods

	For the Year Ended July 31, 2026	For the Period Ended July 31, 2025(a)
PER COMMON SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$9.99	$10.00

Income/(Loss) From Investment Operations:
Net Investment Income(b)	0.39	0.26
Net Realized and Unrealized Gain/(Loss) on Investments	0.01	(0.01)
Total From Investment Operations	0.40	0.25

Distributions:
Net Investment Income	(0.40)	(0.26)
Total From Distributions	(0.40)	(0.26)

Net Asset Value - End of Period	$9.99	$9.99

Total Return(c)	4.00%	2.57	%(d)

Ratios/Supplemental Data:
Net Assets At End Of Period (000s)	$82,059	$52,021
Before Waivers
Ratio Of Expenses to Average Net Assets	0.42%	0.57	%(e)
After Waivers
Ratio Of Expenses to Average Net Assets	0.22%	0.22	%(e)
Ratio Of Net Investment Income To Average Net Assets	3.90%	4.26	%(e)
Portfolio Turnover	108%	16	%(d)

(a)	For the period December 19, 2024 (commencement of investment operations) to July 31, 2025.
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested.

(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

Spend Life Wisely Funds Investment Trust

NOTES TO FINANCIAL STATEMENTS

July 31, 2026

NOTE 1 - ORGANIZATION

Spend Life Wisely Funds Investment Trust (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The affairs of the Trust are managed by the Trust’s Board of Trustees (the “Board” or “Trustees”). The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. These financial statements relate to two series of the Trust, SLW Short Duration Income ETF (“Short Duration ETF”) and SLW Short Term Government Fund (the “Government Fund”) (each a “Fund” and collectively the “Funds”). Effective June 8, 2026, the names of the Funds were changed from Wisdom Short Duration Income ETF and Wisdom Short Term Government Fund, respectively. The Short Duration ETF is a diversified portfolio with an investment objective to seek to preserve capital and provide liquidity while generating an optimal level of risk managed income. The Government Fund is a diversified portfolio with an investment objective to seek to provide current income consistent with liquidity and the preservation of capital. SLW Fixed Income Management, LLC (formerly known as Wisdom Fixed Income Management, LLC) (the “Adviser”) serves as the investment adviser to the Funds.

The Short Duration ETF commenced operations on December 19, 2024 as Wisdom Short Duration Income Fund, a mutual fund that was a series of the Trust (the “Predecessor Fund”). On June 30, 2025, the Board approved a conversion of the fund from a mutual fund to an exchange traded fund. As of the close of business on November 4, 2025, the fund effected its conversion from a mutual fund to an exchange traded fund through an amended registration statement filing. As of such date the Short Duration ETF’s net assets and net asset value per share of $369,999,716 and $101.32, respectively, shares outstanding of 3,651,768, net unrealized appreciation/depreciation of $3,434,876 and the results of operations of the Fund were unchanged as a result of the conversion. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on November 4, 2025, reflects that of the fund as it was operating as a mutual fund.

The Short Duration ETF currently offers an unlimited number of shares of a single class, without par value, which is listed and traded on the NYSE Arca, Inc. (the “Exchange”). The Short Duration ETF issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value (“NAV”) per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Short Duration ETF does not issue fractional Creation Units. The offering of the Short Duration ETF’s shares is registered under the Securities Act of 1933, as amended.

The Government Fund commenced investment operations on December 19, 2024. The Government Fund has Institutional Class shares and Investor Class shares however, the Government Fund does not currently offer their Investor Class shares for sale. The Declaration of Trust permits the Board to create additional funds and share classes.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

During the year ended July 31, 2026 the Funds adopted FASB Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhanced income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. ASU 2023-09 had no material impact to the Funds’ financial statements during the period.

Trust expenses for the Funds are allocated based on their relative net assets within the Trust or allocated based on the number of Funds within the Trust.

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 4.

Federal Income Taxes: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2024-2025) or expected to be taken in the Funds’ 2026 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended July 31, 2026, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. For financial reporting purposes the treatment of distributions made to shareholders during the year from net investment income, net realized capital gains, or return of capital may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are

Spend Life Wisely Funds Investment Trust

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Investment Transactions and Related Investment Income: The Funds record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.

Share Valuation: The net asset value per share of each class of shares for the Funds are calculated daily by dividing the total value of each Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Funds is equal to the net asset value per share.

Share Class Accounting: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has proportionate rights as to assets of the respective Funds, and the classes are identical except for ongoing distribution fees. Investor Class shares are subject to distribution fees, whereas Institutional Class shares are not. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

NOTE 3 - RISKS

An investment in the Funds is subject to a variety of risk, including the possible loss of investment capital. Additional risks associated with the Funds include, but are not limited to:

Equity Market Risk: Equity markets can be volatile and the prices of common stocks can fluctuate significantly.

Derivatives Risk: The Short Duration ETF may use futures and swaps to or hedge against interest rate risk and foreign currency risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Futures Risk: The Short Duration ETF’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships, government programs and policies, national and international political and economic events, changes in interest rates, inflation and deflation.

Asset-Backed Risk: Asset-backed securities are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase, and the Short Duration ETF and Government Fund may have to reinvest prepayment proceeds at a lower interest rate.

Mortgage-Backed Risk: Mortgage-backed securities are classified generally as either commercial mortgage-backed securities or residential mortgage-backed securities, each of which is subject to certain specific risks. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These risks may reduce the Short Duration ETF and Government Funds’ returns. In addition, investments in mortgage-backed securities may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Government Securities Risk: The Government Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

A number of other risks are associated with an investment in the Funds, including: issuer specific risks, liquidity risks, and risks associated with the Adviser’s judgment. Greater detail on each of the above stated risks may be found in the Funds’ prospectuses.

NOTE 4 - SECURITY VALUATIONS

In computing net asset value, portfolio securities of the Funds are generally valued at their current market values determined on the basis of readily available market quotations, when available. If market quotations are not readily available, securities are valued at fair value as determined in good faith by the Adviser, in its capacity as the Board’s valuation designee, pursuant to Rule 2a-5 under the 1940 Act. As a general matter, fair value represents the amount that a Fund could

Spend Life Wisely Funds Investment Trust

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

reasonably expect to receive if such Fund’s investment in the security were sold at the time of valuation. The Adviser may utilize third parties to assist the Adviser in its capacity as valuation designee available at the time the valuation is made and that the respective Adviser believes to be reliable. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs) - Equity securities are valued by using market quotations furnished by a pricing service when the valuation designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the valuation designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when illiquid securities are being valued, such securities are valued at fair value as determined by the valuation designee in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3.

Fixed income securities (corporate bonds, mortgage-backed securities, and commercial paper) - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

U.S. government agencies & obligations - U.S. government agencies & obligations are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government obligations are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

Money market funds are generally priced at the ending net asset value (“NAV”) provided by the service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

The following is a summary of the inputs used as of July 31, 2026, in valuing each Fund’s investments carried at value.

SLW Short Duration Income ETF

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$290,870,939	$–	$290,870,939
Exchange-Traded Funds	23,709,400	–	–	23,709,400
Government-Sponsored Enterprise Debt	–	15,355,700	–	15,355,700
Mortgage-Backed Securities	–	48,984,403	–	48,984,403
Money Market Funds	259,342	–	–	259,342
Total	$23,968,742	$355,211,042	$–	$379,179,784

Other Financial Instruments(b)	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Futures(c)	$951,233	$–	$–	$951,233
Total	$951,233	$–	$–	$951,233

Spend Life Wisely Funds Investment Trust

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

Other Financial Instruments(b)	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Liabilities
Futures(c)	$(3,308)	$–	$–	$(3,308)
Total	$(3,308)	$–	$–	$(3,308)

SLW Short Term Government Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government-Sponsored Enterprise Debt	$–	$27,425,458	$–	$27,425,458
United States Treasury Bills	–	49,855,124	–	49,855,124
Money Market Funds	4,805,062	–	–	4,805,062
Total	$4,805,062	$77,280,582	$–	$82,085,644

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

(b)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

(c)	Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

The Funds did not hold any Level 3 assets as of July 31, 2026. Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments. The Funds also did not have transfers into or out of Level 1, Level 2 or Level 3 during the year ended July 31, 2026.

NOTE 5 - DERIVATIVE TRANSACTIONS

Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Subsequent payments, known as variation margin, are made or received by the Fund periodically, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The effect of derivative instruments on the Statements of Assets and Liabilities as July 31, 2026 was as follows:

SLW Short Duration Income ETF
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts (Futures)	Unrealized Appreciation on Futures Contracts	$951,233
Total		$951,233
Liability Derivatives
Interest Rate Contracts (Futures)	Unrealized Depreciation on Futures Contracts	(3,308)
Total		$(3,308)

The effect of derivative instruments on the Statements of Operations for the year ended July 31, 2026:

SLW Short Duration Income ETF

			Change in
			Unrealized
		Realized Gain/	Appreciation/
		(Loss) on	Depreciation on
Risk Exposure	Statement of Operations Location	Derivatives	Derivatives
Interest Rate Contracts (Futures)	Net Realized Gain/(Loss) On Futures Contracts/Net Change In Unrealized Appreciation/Depreciation On Futures Contracts	$2,632,113	$411,408
Total		$2,632,113	$411,408

The average month end notional value of futures contracts for the year ended July 31, 2026, is noted below.

Spend Life Wisely Funds Investment Trust

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

SLW Short Duration Income ETF	Average Futures Contracts Notional Amount
Long Futures Contracts	$504,394
Short Futures Contracts	(164,570,747)

NOTE 6 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

SLW Fixed Income Management, LLC (the “Adviser”) served as adviser to the Predecessor Fund. Pursuant to the terms of the management agreement (the “Management Agreement”), the Predecessor Fund paid the Adviser a management fee, which was calculated daily and paid monthly, at an annual rate of 0.30% of the Predecessor Fund’s daily net assets.

The Adviser entered into an Expense Limitation Agreement with the Trust (the “Previous Expense Limitation Agreement”), whereby the Adviser agreed to reduce its fees and reimburse expenses so that the net annual operating expenses (exclusive of any Rule 12b-1 distribution or shareholder service fees, front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) taxes, or extraordinary expenses such as litigation) of the Predecessor Fund would not exceed 0.40% of average daily net assets.

Any waived or reimbursed expenses from the Predecessor Fund pursuant to the Previous Expense Limitation Agreement cannot be recouped.

Pursuant to the amended management agreement (the “Amended Management Agreement”), the Short Duration ETF pays the Adviser a unitary management fee (the “Unitary Management Fee”), which is calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s daily net assets.

Out of the Unitary Management Fee, the Adviser has agreed to pay substantially all of the expenses of the Short Duration ETF, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Fund to operate, except for: the fees paid to the Adviser pursuant to the Amended Management Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.

Pursuant to the Management Agreement, the Government Fund pays the Adviser an investment advisory fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the Fund’s daily net assets.

The Adviser has entered into an Expense Limitation Agreement with the Trust (the “SLW Expense Limitation Agreement”), whereby the Adviser has agreed to reduce its fees and reimburse expenses so that the net annual operating expenses (exclusive of any Rule 12b-1 distribution or shareholder service fees, front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) taxes, or extraordinary expenses such as litigation) of the Government Fund will not exceed 0.22% of average daily net assets until December 31, 2026.

The Adviser may recoup any waived or reimbursed amount from the Government Fund pursuant to the SLW Expense Limitation Agreement if such reimbursement does not cause the Government Fund to exceed existing Fund expense limitations at the time of the original waiver/reimbursement and the reimbursement is made within three years after the Adviser incurred the expenses.

As of July 31, 2026, reimbursed expenses for the Government Fund subject to potential recovery by year of expiration are as follows:

	Expiring July 31,
	2028	2029
SLW Short Term Government Fund	$108,472	$194,036

Pursuant to the Management Services Agreement between SLW Financial, LLC (formerly “Ranger Asset Management Company, LLC”) and the Trust, SLW Financial, LLC is entitled to administrative fees, computed daily and payable monthly, of 0.05% per annum of the average daily net assets of the Government Fund. Prior to November 4, 2025, SLW Financial, LLC was entitled to administrative fees, computed daily and payable monthly, of 0.05% per annum of the average daily net assets of the Predecessor Fund. SLW Financial, LLC is also entitled to operation service fees of $5,000 of the Government Fund. For the year ended July 31, 2026, SLW Financial, LLC earned fees of $52,729 for the Government Fund and $50,427 for the Predecessor Fund. For the period December 19, 2024 (commencement of investment operations) through July 31, 2025, SLW Financial, LLC earned fees of $18,613 for the Government Fund and $57,788 for the Predecessor Fund.

Each Trustee who is not affiliated with the Trust and/or the Adviser will receive an annual fee of $5,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. The “interested person” who serves as Trustee of the Trust receives no compensation for his services as a Trustee. None of the executive officers receive compensation from the Trust.

NOTE 7 - AGREEMENTS

Transfer Agent Agreement and Accounting Services Agreement: State Street Bank and Trust Company (“State Street”) serves as the transfer agent to the Short Duration ETF pursuant to a Transfer Agent Agreement with the Fund. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

Effective October 6, 2025, Paralel Technologies (“Paralel”) serves as the Transfer Agent to the Government Fund, pursuant to a Transfer Agent Agreement with the Fund. Under the Transfer Agent Agreement, Paralel provides all of the customary services of a transfer agent and dividend disbursing agent. Prior to October 6, 2025, Mutual Shareholder Services, LLC (“MSS”) served as the Government Fund’s Transfer Agent.

Spend Life Wisely Funds Investment Trust

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

In addition, Paralel provides accounting services to the Funds pursuant to a Fund Services Agreement with the Trust effective October 6, 2025. As such, Paralel provides all necessary administration, bookkeeping and pricing services to the Funds. Prior to October 6, 2025, MSS provided accounting services to the Funds.

Effective October 6, 2025, Paralel Distributors LLC, a wholly owned subsidiary of Paralel, acts as the principal underwriter for the Funds and distributes shares pursuant to a Distribution Agreement. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. Prior to October 6, 2025, Arbor Court Capital, LLC served as the Funds’ Distributor.

Shareholder Servicing Fees: The Board, on behalf of the Funds, has approved that each Fund could annually pay up to 0.15% of the Fund assets for shareholder servicing expenses to Charles Schwab & Co., Inc., ADP Broker-Dealer, Inc., and National Financial Services LLC.

NOTE 8 - SEGMENT REPORTING

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the CEO of the Adviser is deemed to be the Chief Operating Decision Maker.

NOTE 9 - CAPITAL SHARE TRANSACTIONS

Shares are purchased from or redeemed by the Short Duration ETF only in Creation Unit size aggregations generally of 5,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of the Short Duration ETF on the transaction date. The Short Duration ETF may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

The following table summarizes transactions in capital for each respective period.
		December 19, 2024
		(Commencement of
		Investment Operations)
	Year Ended	Through
SLW Short Duration Income ETF	July 31, 2026	July 31, 2025
Shares Outstanding - Beginning Of Period	3,610,012	–
Shares Sold	195,000	3,556,070
Shares Reinvested	43,885	54,051
Shares Redeemed	(7,130)	(109)
Shares Outstanding - End Of Period	3,841,767	3,610,012

		December 19, 2024
		(Commencement of
		Investment Operations)
	Year Ended	Through
SLW Short Term Government Fund	July 31, 2026	July 31, 2025
Shares Outstanding - Beginning Of Period	5,206,166	–
Shares Sold	62,659,757	5,072,382
Shares Reinvested	369,715	134,091
Shares Redeemed	(60,018,267)	(307)
Shares Outstanding - End Of Period	8,217,371	5,206,166

NOTE 10 - INVESTMENTS

For the year ended July 31, 2026, the cost of purchases and the proceeds from sales, other than short term securities were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold	Purchases of U.S. Government Obligations	Proceeds from Sales of U.S. Government Obligations
SLW Short Duration Income ETF	$344,720,302	$329,811,791	$1,999,063	$2,000,000
SLW Short Term Government Fund	16,099,711	13,453,441	349,435,935	333,150,000

For the year ended July 31, 2026, there were no in-kind transactions associated with creations and redemptions.

Spend Life Wisely Funds Investment Trust

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

NOTE 11 - FEDERAL INCOME TAXES

Permanent book and tax differences, primarily attributable to the non-deductible excise taxes paid resulted in reclassifications for the fiscal year ended July 31, 2026 as follows:

		Total Distributable
Fund	Paid-in Capital	Earnings/(Deficit)
SLW Short Duration Income ETF	$(99)	$99
SLW Short Term Government Fund	(169)	169

The tax character of the distributions paid by the Funds during the year ended July 31, 2026, were as follows:

		Long-Term Capital
Fund	Ordinary Income	Gains	Total
SLW Short Duration Income ETF	$18,171,586	$226,962	$18,398,548
SLW Short Term Government Fund	3,481,287	–	3,481,287

The tax character of the distributions paid by the Funds during the year ended July 31, 2025, were as follows:

		Long-Term Capital
Fund	Ordinary Income	Gains	Total
SLW Short Duration Income ETF	$5,248,501	$—	$5,248,501
SLW Short Term Government Fund	1,340,333	—	1,340,333

As of July 31, 2026, the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gain/(Loss)	Unrealized Depreciation	Distributions Payable	Total
SLW Short Duration Income ETF	$2,514,196	$1,984,262	$(2,396,165)	$–	$2,102,293
SLW Short Term Government Fund	274,716	(12,835)	(46,248)	(256,098)	(40,465)

The amounts of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at July 31, 2026 were as follows:

	Gross Unrealized Appreciation(a)(b)	Gross Unrealized Depreciation(a)(b)	Net Unrealized Depreciation	Cost of Investments for Income Tax Purposes(b)
SLW Short Duration Income ETF	$982,704	$(3,378,869)	$(2,396,165)	$381,575,948
SLW Short Term Government Fund	11,383	(57,631)	(46,248)	82,131,892

(a)	Includes appreciation/(depreciation) on futures.

(b)	Represents cost and unrealized appreciation/(depreciation) for federal income tax purposes and differs from the cost and unrealized appreciation/(depreciation) for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale loss deferrals and the tax treatment of derivatives.

As of July 31, 2026, the following amounts are available as capital loss carry forwards to the next tax year:

	No Expiration	No Expiration
Fund	Short-Term	Long-Term	Total
SLW Short Term Government Fund	$12,790	$45	$12,835

NOTE 12 - CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2026, First United Bank & Trust held more than 25% of the voting securities of each Fund and may also be deemed to control the Funds. However, the above ownership does not constitute control with respect to the Securities and Exchange Commission’s (“SEC’s”) auditor independence rules as they are not beneficial owners with significant influence over the Funds. As of July 31, 2026, Chickasaw Nation Industries, Inc. held 31.08% of the voting securities of the Government Fund.

Spend Life Wisely Funds Investment Trust

NOTES TO FINANCIAL STATEMENTS

July 31, 2026 (Continued)

NOTE 13 - MARKET RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

NOTE 14 - SUBSEQUENT EVENTS

Management has evaluated the impact of all other subsequent events on the Funds through the date the financial statements were issued and has noted no such events required adjustment or disclosure.

Spend Life Wisely Funds Investment Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Spend Life Wisely Funds Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SLW Short Duration Income ETF (formerly, Wisdom Short Duration Income Fund) and SLW Short Term Government Fund (formerly, Wisdom Short Term Government Fund), each a series of Spend Life Wisely Funds Investment Trust (the “Funds”) as of July 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended July 31, 2026 and the period December 19, 2024 (commencement of investment operations) through July 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of their operations for the year then ended, the changes in net assets and the financial highlights for the year ended July 31, 2026 and the period December 19, 2024 (commencement of investment operations) through July 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

September 29, 2026

Spend Life Wisely Funds Investment Trust

UNAUDITED TAX DESIGNATIONS AND ADDITIONAL INFORMATION

July 31, 2026 (Unaudited)

The Funds designate the following as percentages of taxable ordinary income distributions, up to the maximum amount allowable, for the calendar year ended December 31, 2025.

Fund	QDI	DRD
SLW Short Duration Income ETF	–	–
SLW Short Term Government Fund	–	–

Pursuant to Section 852 (b)(3) of the Internal Revenue Code, the Short Duration ETF has designated $226,962 as long-term capital gain distribution for the year ended July 31, 2026.

The percentage of the total ordinary distributions paid during the calendar year ended December 31, 2025, that qualify 163(j) interest dividends are 93.20% and 97.99% for the Short Duration Income ETF and Short Term Government Fund, respectively.

In early 2026, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2025 via Form 1099.The Fund will notify shareholders in early 2027 of amounts paid to them by the Fund, if any, during the calendar year 2026.

FUND PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov and (3) from the Funds’ website at www.slwfunds.com.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Commission for each fiscal quarter on Form N-PORT within 60 days after the end of the period. Copies of the Funds’ Form N-PORT are available without a charge by (1) calling the Funds at (866) 458-4744 (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov and (3) from the Funds’ website at www.slwfunds.com.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate renumeration paid by the registrant is included in the financial statements as part of the reports to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant during the period covered by the report.

(b)	Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spend Life Wisely Funds Investment Trust

By:	/s/ Kenneth Scott Canon
Kenneth Scott Canon
President (Principal Executive Officer)

Date:	October 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Kenneth Scott Canon
Kenneth Scott Canon
(Principal Executive Officer)

Date:	October 8, 2026

By:	/s/ Jay Thompson
Jay W. Thompson
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	October 8, 2026